REGULATION - REGULATORY FILINGS (Details) $ in Thousands																						1 Months Ended			3 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended		13 Months Ended
	Oct. 28, 2020 USD ($)	Sep. 29, 2020 USD ($)	Sep. 25, 2020 USD ($)	Sep. 09, 2020 USD ($)	Jun. 25, 2020 USD ($)	May 29, 2020 USD ($)	Mar. 30, 2020 USD ($)	Mar. 27, 2020 USD ($)	Mar. 16, 2020 USD ($)	Nov. 15, 2019 USD ($)	Nov. 01, 2019 USD ($)	Sep. 27, 2019 USD ($)	Jul. 02, 2019 USD ($)	Jun. 24, 2019 USD ($)	Apr. 30, 2019 USD ($)	Feb. 28, 2019 USD ($) lease	Jan. 01, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 17, 2018 USD ($)	May 22, 2018 USD ($)	Mar. 01, 2018 USD ($)	Sep. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2020 USD ($)	Jul. 24, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) filings project	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)
Public Utilities, General Disclosures [Line Items]
Regulatory assets-current																						$ 32,871					$ 32,871	$ 36,530		$ 32,871
Regulatory assets-noncurrent																						496,637					496,637	$ 527,459		496,637
Number of interim filings during each fiscal year | filings																												2
Number of days notice for refund																												5 days
Change in tax rate, deferred tax liability, provisional income tax (expense) benefit																													$ 228,400
Change in tax rate, deferred income taxes																													164,300
Change in tax rate, provisional income tax expense (benefit)																													$ 64,100
Regulatory liability, excess deferred income taxes																												$ 195,000
Environmental Remediation Costs
Public Utilities, General Disclosures [Line Items]
Regulatory assets, amortization period																												7 years
Postemployment and Other Benefit Costs
Public Utilities, General Disclosures [Line Items]
Regulatory assets, amortization period																												7 years
Deferred Storm Damage Costs
Public Utilities, General Disclosures [Line Items]
Regulatory assets, amortization period																												7 years
Other Regulatory Asset Noncurrent, PIM
Public Utilities, General Disclosures [Line Items]
Regulatory assets-noncurrent																												$ 1,800
Regulatory assets, amortization period																												7 years
SAVEGREEN
Public Utilities, General Disclosures [Line Items]
Capital investments approved by the BPU			$ 127,000															$ 354,300						$ 135,000
Public Utility, Program Term, Extension			3 years
Financing options			$ 113,000
Operations and maintenance expense			$ 23,000
Increase in regulatory funding obligations																	$ 8,800
SAVEGREEN | Minimum
Public Utilities, General Disclosures [Line Items]
Regulatory assets, amortization period																												2 years
Program recovery term																												3 years
SAVEGREEN | Maximum
Public Utilities, General Disclosures [Line Items]
Regulatory assets, amortization period																												10 years
Program recovery term																												10 years
USF
Public Utilities, General Disclosures [Line Items]
Approved rate increase (decrease), amount																														1,000
RAC
Public Utilities, General Disclosures [Line Items]
Approved rate increase (decrease), amount		$ 1,300																												1,400
NJCEP
Public Utilities, General Disclosures [Line Items]
Approved rate increase (decrease), amount		$ 6,000																												$ 1,900
SAFE Program
Public Utilities, General Disclosures [Line Items]
Capital investments approved by the BPU																												$ 130,000
Capital investments approved by the BPU, period																												4 years
Capital investments to be recovered approved by the Board of Public Utilities																												$ 200,000
Recovery amount																												$ 157,500
SAFE II
Public Utilities, General Disclosures [Line Items]
Capital investments approved by the BPU, period																												5 years
NJ RISE Program
Public Utilities, General Disclosures [Line Items]
Return on equity																												9.75%
Program recovery term																												5 years
Number of capital investment projects | project																												6
Originally filed petition for capital investments to Board of Public Utilities																												$ 102,500
NJ RISE Program | Minimum
Public Utilities, General Disclosures [Line Items]
Public utilities, approved equity capital structure, percentage																												6.74%
NJ RISE Program | Maximum
Public Utilities, General Disclosures [Line Items]
Public utilities, approved equity capital structure, percentage																												6.90%
SAFE II and NJ RISE
Public Utilities, General Disclosures [Line Items]
Approved rate increase (decrease), amount												$ 7,800							$ 6,800
March 2018 BGSS/CIP Filing
Public Utilities, General Disclosures [Line Items]
Approved rate increase (decrease), amount																					$ 19,700
Requested customer refunds																					$ 31,000
Approved customer refunds																				$ 31,000
NJNG EE Recovery Rate | NJNG
Public Utilities, General Disclosures [Line Items]
Approved rate increase (decrease), amount						$ 11,400					$ 11,300
Base Rate Stipulation
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Percentage																												6.95%
Return on equity																												9.60%
Public utilities, approved equity capital structure, percentage																												54.00%
Approved rate increase (decrease), amount										$ 62,200
Public Utilities, Approved Depreciation Rate, Percentage																												2.78%
NJNG | BPU
Public Utilities, General Disclosures [Line Items]
Requested base rate increase (decrease), amount													$ 129,800									$ 134,300	$ 128,200
Requested return on equity, percentage																							7.87%
NJNG | BGSS
Public Utilities, General Disclosures [Line Items]
Requested base rate increase (decrease), amount				$ (20,400)				$ (17,600)							$ 10,300
NJNG | Conservation Incentive Program
Public Utilities, General Disclosures [Line Items]
Requested base rate increase (decrease), amount				16,500				10,600							$ (30,900)
NJNG | BGSS/CIP Filing
Public Utilities, General Disclosures [Line Items]
Interim rate increase (decrease), amount																											$ 10,900
NJNG | BGSS Balancing
Public Utilities, General Disclosures [Line Items]
Requested base rate increase (decrease), amount				$ (3,800)				$ 15,600
NJNG | RAC
Public Utilities, General Disclosures [Line Items]
Requested base rate increase (decrease), amount									$ 1,200			1,400
NJNG | NJCEP
Public Utilities, General Disclosures [Line Items]
Requested base rate increase (decrease), amount									$ (600)			$ 3,300
NJNG | June 2019 Annual USF Compliance Filing
Public Utilities, General Disclosures [Line Items]
Requested base rate increase (decrease), amount														$ 1,200
NJNG | Infrastructure Investment Program (IIP)
Public Utilities, General Disclosures [Line Items]
Program recovery term																5 years
Number of project components | lease																2
Public utilities, investments																$ 507,000
NJNG | Infrastructure Investment Program (IIP) | Subsequent Event
Public Utilities, General Disclosures [Line Items]
Program recovery term	5 years
Public utilities, investments	$ 150,000
NJNG | NJ RISE And SAFE II Capital Investments
Public Utilities, General Disclosures [Line Items]
Requested base rate increase (decrease), amount							$ 7,400
Approved rate increase (decrease), amount																										$ 7,100
Capital investment costs																									$ 57,900	$ 55,100
NJNG | June 2020 Annual USF Compliance Filing
Public Utilities, General Disclosures [Line Items]
Requested base rate increase (decrease), amount					$ (400)
Storage and Transportation
Public Utilities, General Disclosures [Line Items]
Regulatory assets-current																												$ 158
Regulatory assets-noncurrent																												$ 997